Intangible assets and goodwill (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 188,283	$ 113,787	$ 109,439
Total intangible assets and goodwill	223,001	151,759	147,411	$ 148,816
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	216,863	134,617
Total intangible assets and goodwill	254,835	172,589	164,668	167,059
Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(26,639)	(20,830)
Total intangible assets and goodwill	(26,639)	(20,830)
Accumulated impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(1,941)
Total intangible assets and goodwill	$ (5,195)
Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill		$ 113,787
Computer software [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 3,378	$ 5,291
Total intangible assets and goodwill	3,378	5,291	7,046	9,813
Computer software [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	28,833	25,060
Total intangible assets and goodwill	1,254	25,060	23,280	23,251
Computer software [member] | Accumulated depreciation, amortisation and impairment [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(25,455)	$ (19,769)
Computer software [member] | Accumulated impairment [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 0
Copyrights, patents and other industrial property rights, service and operating rights [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Finite	Finite
Intangible assets other than goodwill	$ 151	$ 189
Total intangible assets and goodwill		189	460	464
Copyrights, patents and other industrial property rights, service and operating rights [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	1,254	1,250
Total intangible assets and goodwill	184,849	1,250	1,483	1,448
Copyrights, patents and other industrial property rights, service and operating rights [member] | Accumulated depreciation, amortisation and impairment [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(1,096)	(1,061)
Copyrights, patents and other industrial property rights, service and operating rights [member] | Accumulated impairment [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(7)
Copyrights, patents and other industrial property rights, service and operating rights [member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Total intangible assets and goodwill	$ 151	$ 189	98,596	96,500
Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life		Indefinite
Intangible assets other than goodwill		$ 37,972
Goodwill [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill		37,972
Goodwill [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill		0
Goodwill [Member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite
Intangible assets other than goodwill	$ 34,718	37,972
Goodwill [Member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	37,972
Goodwill [Member] | Indeifinite Intangible assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	0
Goodwill [Member] | Indeifinite Intangible assets [Member] | Accumulated impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(3,254)
Mining Property Water Rights And Rights Of Way [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Total intangible assets and goodwill	$ 183,032	106,358
Mining Property Water Rights And Rights Of Way [Member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Total intangible assets and goodwill		106,358	106,436
Mining Property Water Rights And Rights Of Way [Member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Total intangible assets and goodwill		$ 106,358	106,436
Mining Property Water Rights And Rights Of Way [Member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite	Indefinite
Intangible assets other than goodwill	$ 183,032	$ 106,358
Mining Property Water Rights And Rights Of Way [Member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	184,849	106,358
Total intangible assets and goodwill			98,596	96,500
Mining Property Water Rights And Rights Of Way [Member] | Indeifinite Intangible assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	(88)	$ 0
Mining Property Water Rights And Rights Of Way [Member] | Indeifinite Intangible assets [Member] | Accumulated impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ (1,729)
Customer-related intangible assets [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Total intangible assets and goodwill			2,942
Customer-related intangible assets [member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite	Indefinite
Intangible assets other than goodwill	$ 1,573	$ 1,778
Total intangible assets and goodwill	1,573	1,778
Customer-related intangible assets [member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	1,778	1,778
Total intangible assets and goodwill	1,778	1,778	2,942	3,651
Customer-related intangible assets [member] | Indeifinite Intangible assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	0	0
Customer-related intangible assets [member] | Indeifinite Intangible assets [Member] | Accumulated impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ (205)
Other Intangible Assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill		1,778
Other Intangible Assets [Member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill		$ 171
Other Intangible Assets [Member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful life	Indefinite	Indefinite
Intangible assets other than goodwill	$ 149	$ 171
Total intangible assets and goodwill	149	171	3,337	$ 3,651
Other Intangible Assets [Member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	149	171
Total intangible assets and goodwill	149	171	$ 0
Other Intangible Assets [Member] | Indeifinite Intangible assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	0	$ 0
Other Intangible Assets [Member] | Indeifinite Intangible assets [Member] | Accumulated impairment [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 0